Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payments of stock issuance costs	$ 0	$ 0
Series C Preferred Stock
Payments of stock issuance costs	$ 0		$ 110,059